Apr. 25, 2025
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund
INVESTMENT OBJECTIVE
This Fund seeks current income consistent with preservation of capital and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fees	0.47%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.51%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$52	$164	$285	$640

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.
In managing the Fund, the Fund’s subadviser, Barings LLC (“Barings”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index). The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	4Q ’23,	1.26%	Lowest Quarter:	1Q ’15 thru 1Q ’16; 3Q ’16 thru 4Q ’16; 2Q ’20 thru 1Q ’22, 0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Initial Class	MML U.S. Government Money Market Fund	4.79%	2.15%	1.42%
	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	1.25%	-0.33%	1.35%
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)	5.45%	2.54%	1.79%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.